DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on sale of assets			$ (10,788)	$ 0	$ 0
Impairment loss on vessels			(152,597)	0	0
Net loss from discontinued operations			0	(258)	(7,433)
VLCC Mayfair [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of vessels	$ 16,900				200
Net gain on sale of assets					200
Impairment loss on vessels		$ (5,300)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues			0	0	(226)
Net gain on sale of assets			0	0	254
Impairment loss on vessels			$ 0	$ 0	$ (5,342)